Commitments and Contingencies - Schedule of Future Minimum Lease Payments of Short-Term Lease (Details)	Sep. 30, 2025 USD ($)
Schedule of Future Minimum Lease Payments of Short-Term Lease [Line Items]
Within 1 year	$ 74,344
Lease Commitment [Member]
Schedule of Future Minimum Lease Payments of Short-Term Lease [Line Items]
Within 1 year	$ 32,513